Eaton Vance

National Limited Maturity Municipal Income Fund

December 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.1%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$3,000	$3,624,270
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	284,844
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	1,890,200

		$5,799,314

Education — 3.7%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$110,907
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	145,299
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	263,340
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	330	359,007
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	335,880
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	764,803
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	214,182
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	439,236
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,090,300
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/21	100	104,765
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/22	100	107,334
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/23	250	274,562
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 4.00%, 10/1/24	240	268,920
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,520,760
New York Dormitory Authority, (School Districts Bond Financing Program), 5.00%, 10/1/27	5,000	6,336,100
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	525,045
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	538,575
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	573,333
University of California, 5.00%, 5/15/21	20	20,064
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,339,197
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	730,532
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	620,086

		$19,682,227

Electric Utilities — 6.7%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,411,938
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,506,632
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,357,674
Arkansas River Power Authority, CO, 5.00%, 10/1/30	1,000	1,205,870
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,157,800

Security	Principal Amount (000’s omitted)	Value
Long Island Power Authority, NY, Electric System Revenue, 1.946%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	$10,000	$10,084,200
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,759,503
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,505,085
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,076,780
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,394,760
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,836,085
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	2,070	2,102,292

		$35,398,619

Escrowed/Prerefunded — 4.3%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), Prerefunded to 11/1/20, 5.00%, 11/1/26	$4,795	$4,940,912
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	382,017
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	495	495,000
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,764,050
North Carolina Medical Care Commission, (Vidant Health), Prerefunded to 6/1/22, 5.00%, 6/1/36	1,830	1,999,806
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	5,000	5,402,450
South Jersey Transportation Authority, NJ, Escrowed to Maturity, 5.00%, 11/1/22	170	187,955
South Jersey Transportation Authority, NJ, Escrowed to Maturity, 5.00%, 11/1/24	780	916,609
Virginia Transportation Board, Prerefunded to 3/15/22, 4.00%, 3/15/25	4,645	4,943,209
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), Prerefunded to 5/1/20, 5.00%, 11/1/23	1,000	1,012,840

		$23,044,848

General Obligations — 16.4%
Beaverton School District No. 48J, OR, 5.00%, 6/15/25	$1,000	$1,199,230
Beaverton School District No. 48J, OR, 5.00%, 6/15/30	1,150	1,329,262
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,304,402
Bergen County Improvement Authority, NJ, (Valley Program Project), 4.00%, 3/1/32	1,100	1,312,421
Bingham and Bonneville Counties Joint School District No. 93, ID, 5.00%, 9/15/25	630	694,084
Cook County School District No. 63, IL, 5.00%, 12/1/28	2,595	3,197,299
Cook County School District No. 63, IL, 5.00%, 12/1/29	2,725	3,341,286
Delaware Valley Regional Finance Authority, PA, 2.14%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,909,506
Franklin Township School District, NJ, 5.00%, 8/15/22	1,000	1,095,100
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,645,330
Illinois, 4.00%, 6/1/33	4,900	5,162,150
Illinois, 5.00%, 8/1/20	2,925	2,981,920
Illinois, 5.00%, 10/1/22	2,000	2,161,520
Illinois, 5.00%, 2/1/23	5,000	5,421,450
Illinois, 5.00%, 11/1/24	2,000	2,233,720
Illinois, 5.00%, 2/1/25	4,000	4,496,560
Illinois, 5.00%, 11/1/27	5,000	5,791,400
Kentwood Public Schools, MI, 4.00%, 5/1/21	465	482,907
Millcreek Township School District, PA, 5.00%, 9/15/21	3,730	3,941,118

Security	Principal Amount (000’s omitted)	Value
Millcreek Township School District, PA, 5.00%, 9/15/25	$500	$562,910
New York, NY, 5.00%, 8/1/24	2,000	2,303,800
New York, NY, 5.00%, 4/1/30	5,000	6,430,050
Oregon, 5.00%, 5/1/28	500	609,180
Oregon, 5.00%, 8/1/29	500	611,945
Oregon, 5.00%, 5/1/31	1,920	2,505,446
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,278,425
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,096,960
Portland Community College District, OR, 5.00%, 6/15/28	1,000	1,220,420
Portland Community College District, OR, 5.00%, 6/15/29	2,500	3,045,725
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,010	12,430,795
Salem-Keizer School District No. 24J, OR, 5.00%, 6/15/27	1,150	1,446,160

		$87,242,481

Hospital — 9.7%
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	$1,000	$1,070,970
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	318,174
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	202,201
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/32	1,000	1,223,940
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,096,660
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	734,227
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	558,008
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	372,180
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,617,664
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,449,812
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	518,369
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,116,040
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	500	575,160
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,019,390
Illinois Finance Authority, (The University of Chicago Medical Center), (LOC: Wells Fargo Bank N.A.), 1.60%, 8/1/44(2)	625	625,000
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/20(3)	3,365	3,392,694
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/25(3)	2,145	2,488,886
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,760,965
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,644,180
Minneapolis, MN, (Fairview Health Services), (LOC: Wells Fargo Bank, N.A.), 1.55%, 11/15/48(2)	4,500	4,500,000
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,977,240
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	662,337
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	803,350
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,094,360
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	2,000	2,126,600

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	$1,000	$1,057,960
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(4)	1,500	1,796,820
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/27(4)	1,200	1,446,372
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,135,070
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	975,200
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	3,025,717
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	383,486
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	534,995
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	272,393
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	316,589
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	976,312
Utah County, UT, (IHC Health Services, Inc.), (SPA: TD Bank, N.A.), 1.57%, 5/15/58(2)	1,200	1,200,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,413,947

		$51,483,268

Housing — 0.6%
Allegheny County Residential Finance Authority, PA, SFMR, (AMT), 4.80%, 11/1/22	$265	$265,686
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	359,982
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	373,545
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/32	365	436,639
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/33	300	357,552
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	587,720
Sandoval County, NM, MFMR, 6.00%, 5/1/32(4)	515	515,505
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	95,000

		$2,991,629

Industrial Development Revenue — 4.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,872,955
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,880	2,136,451
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(4)	860	861,359
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,803,816
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(4)	435	438,554
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,313,470
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,036,240
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,574,541
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	420	445,666
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,505,500

		$23,988,552

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$552,465
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,131,252
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	5,675,557

		$8,359,274

Insured-Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,271,441
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,334,564

		$2,606,005

Insured-Escrowed/Prerefunded — 0.4%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	$925	$981,416
North Hudson Sewer Authority, NJ, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,100,940

		$2,082,356

Insured-General Obligations — 10.9%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$297,652
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	1,000	1,106,090
Boston, MA, (NPFG), 0.125%, 3/1/22	7,855	7,670,172
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,536,204
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,647,363
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	6,000	6,682,320
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,118,754
Linn County Community School District No. 9, OR, (Lebanon), (NPFG), 5.25%, 6/15/22	625	687,500
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,821,395
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,474,010
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/23	940	1,028,698
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/24	1,075	1,207,913
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,437,950
Philadelphia School District, PA, (AGM), 5.50%, 6/1/21	1,000	1,058,820
Pittsburgh School District, PA, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	15,392
Rockland County, NY, (AGM), 4.00%, 5/1/21	1,820	1,889,852
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,135,300
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,906,640
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31(3)	910	1,080,043
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,651,600
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	4,186,208

		$57,639,876

Insured-Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$300,265
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	705	676,328

		$976,593

Insured-Lease Revenue/Certificates of Participation — 0.3%
Kentucky Asset/Liability Commission, (NPFG), 1.80%, (67% of 3 mo. USD LIBOR + 0.52%), 11/1/21(1)	$1,400	$1,399,874

		$1,399,874

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 0.0%(6)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$164,592

		$164,592

Insured-Special Tax Revenue — 3.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,252,410
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	6,661,760
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	5,310,800
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,104,150
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,459,525

		$15,788,645

Insured-Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,193,700

		$5,193,700

Insured-Water and Sewer — 1.2%
Allegheny County Sanitation Authority, PA, (AGM), 5.00%, 6/1/24	$500	$516,555
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	5,652,750

		$6,169,305

Lease Revenue/Certificates of Participation — 0.9%
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/28	$250	$309,697
Burke County, NC, Limited Obligation Bonds, 5.00%, 4/1/29	250	308,528
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	500	509,090
California State Public Works Board, 5.00%, 11/1/26	2,725	3,113,966
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	500	521,895

		$4,763,176

Other Revenue — 2.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,331,304
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,701,390
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,149,630
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	1,200	216,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(4)	1,035	1,189,091
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.00%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	2,000	2,012,860
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	808,920
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	240	240,619
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	743,472
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	665,703
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,150,960

		$11,209,949

Senior Living/Life Care — 4.1%
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	$1,775	$1,968,635
Howard County, MD, (Vantage House), 5.00%, 4/1/21	175	178,472
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.546%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	1,300	1,302,431
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/20	1,155	1,169,726

Security	Principal Amount (000’s omitted)	Value
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	$675	$705,200
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	550	588,071
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	705	769,042
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	480	531,730
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,214,207
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	1,265	1,388,717
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/20	1,230	1,248,512
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/21	1,380	1,426,810
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,508,486
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 4.125% to 8/1/24 (Put Date), 8/1/47	975	993,515
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,288,002
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(4)	3,420	3,528,722

		$21,810,278

Special Tax Revenue — 8.0%
Baltimore, MD, (Harbor Point), 3.05%, 6/1/28(4)	$190	$190,840
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(4)	200	200,970
Baltimore, MD, (Harbor Point), 3.20%, 6/1/30(4)	200	201,232
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	2,000	1,885,620
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/34	1,010	1,199,860
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,170,417
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	639,330
Louisiana, Highway Improvement Revenue, 5.00%, 6/15/25	750	868,500
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,697,175
Michigan Trunk Line, 5.00%, 11/15/23	600	643,092
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,176,879
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,137,100
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,601,673
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	355	351,794
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	6,274,450
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/24	1,405	1,620,232
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/25	1,470	1,743,699
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/26	1,545	1,877,438
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,201,853
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/22	555	583,155
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/23	310	333,445
Saint Clair County Highway Revenue, IL, 4.00%, 1/1/24	360	386,043
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,084,600
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	276	173,612
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,158,852
Winter Garden Village at Fowler Groves Community Development District, FL, 3.00%, 5/1/24	2,255	2,278,339

		$42,680,200

Security	Principal Amount (000’s omitted)	Value
Student Loan — 1.2%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$4,930	$5,119,953
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/24	1,000	1,146,790

		$6,266,743

Transportation — 14.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/26	$840	$901,169
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), Prerefunded to 1/1/22, 5.00%, 1/1/28	520	557,866
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,501,105
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	3,964,567
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,538,363
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	517,965
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,500	4,154,850
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	984,618
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	885,242
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,439,529
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,616,398
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/30	3,000	3,196,290
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,662,104
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,073,427
Hawaii Airports System, 5.25%, 7/1/28	3,650	3,721,905
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	533,016
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	507,670
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,971,350
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,045,805
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,471,475
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,211,500
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	2,500	3,071,625
Metropolitan Washington Airports Authority, D.C., 5.00%, 10/1/22	5,000	5,144,850
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.81%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	4,000	4,021,440
New Jersey Turnpike Authority, 5.00%, 1/1/20	975	975,000
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,095,840
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	973,527
Pennsylvania Turnpike Commission, 5.00%, 12/1/37	2,850	3,492,931
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,109,240
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,052,510
Port of Seattle, WA, (AMT), 5.00%, 4/1/31	4,000	4,960,000
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	155	169,999
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	395	457,347
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,159,200

		$75,139,723

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.0%
Chicago, IL, Water Revenue, 5.00%, 11/1/22	$1,000	$1,096,190
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,092,280
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,026,010
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/32	3,000	3,900,630
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 1.68%, 6/15/49(2)	2,200	2,200,000
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,219,040

		$10,534,150

Total Tax-Exempt Municipal Securities — 98.5% (identified cost $501,204,056)		$522,415,377

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.6%
Chicago, IL, 7.75%, 1/1/42	$2,650	$3,002,636

		$3,002,636

Insured-General Obligations — 0.1%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$754	$753,945

		$753,945

Senior Living/Life Care — 0.6%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$3,295	$3,317,439

		$3,317,439

Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,160,456

		$1,160,456

Total Taxable Municipal Securities — 1.5% (identified cost $7,955,918)		$8,234,476

Total Investments — 100.0% (identified cost $509,159,974)		$530,649,853

Other Assets, Less Liabilities — (0.0)%(6)		$(21,825)

Net Assets — 100.0%		$530,628,028

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	14.3%
Illinois	13.8%
Others, representing less than 10% individually	71.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

(3)	When-issued security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2019, the aggregate value of these securities is $12,951,582 or 2.4% of the Fund’s net assets.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed banckruptcy.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

LOC	-	Letter of Credit

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$522,415,377	$—	$522,415,377
Taxable Municipal Securities	—	8,234,476	—	8,234,476
Total Investments	$—	$530,649,853	$—	$530,649,853

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.